Risk Management Activities - Market Risk - Interest Rate - Narrative (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Apr. 15, 2021
Disclosure of Financial Risk Management [line items]
Borrowings	$ 1,079.3	$ 1,078.1
Face amount of borrowings	1,200.0
US$150 million revolving senior secured credit facility – new
Disclosure of Financial Risk Management [line items]
Borrowings	83.5	83.5
Face amount of borrowings	150.0
US$150 million revolving senior secured credit facility – new | Revolving credit facility
Disclosure of Financial Risk Management [line items]
Face amount of borrowings	150.0		$ 150.0
Sensitivity to interest rates | Interest bearing borrowings
Disclosure of Financial Risk Management [line items]
Borrowings exposed to interest rate fluctuations	$ 83.5	$ 83.5